UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09155

Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant’s Telephone Number, Including Area Code	(617) 482-8260

Date of Fiscal Year End	November 30

Date of Reporting Period	August 31, 2004

Item 1. Schedule of Investments

New Jersey Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.9%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.5%
1,000	Port Authority of New York and New Jersey, (KIAC), (AMT), 6.75%, 10/1/19	1,017,700
		$1,017,700

Education — 13.2%
1,445	New Jersey Educational Facilities Authority, (Bloomfield College), 6.85%, 7/1/30	1,479,998
3,935	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/20	4,169,211
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,303,722
		$8,952,931

Electric Utilities — 11.3%
6,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	6,134,340
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,537,110
		$7,671,450

General Obligations — 5.3%
3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	3,630,410
		$3,630,410

Hospital — 25.2%
2,000	Camden County, Improvements Authority, (Cooper Health), 5.75%, 2/15/34	2,014,240
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,100,929
550	New Jersey Health Care Facilities Financing Authority, (Burdette Tomlin Memorial Hospital), 5.50%, 7/1/29	562,749

1,500	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	1,455,240
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,773,490
1,000	New Jersey Health Care Facilities Financing Authority, (Deborah Heart and Lung Center), 6.30%, 7/1/23	1,016,700
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,098,980
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	793,785
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,124,240
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,626,421
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	1,932,015
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	671,454
		$17,170,243

Industrial Development Revenue — 15.7%
1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	1,140,210
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,107,160
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,031,760
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	549,263
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	724,485
3,700	New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24	4,112,587
		$10,665,465

Insured-Education — 3.2%
450	New Jersey Educational Facilities Authority, (Jersey City University), (AMBAC), 5.00%, 7/1/32	459,027

1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7/1/33 (1)(2)	1,693,264
		$2,152,291

Insured-Electric Utilities — 1.9%
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,292,325
		$1,292,325

Insured-General Obligations — 7.3%
1,555	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/26	1,637,602
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,333,570
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	1,972,025
		$4,943,197

Insured-Housing — 0.3%
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	242,459
		$242,459

Insured-Industrial Development Revenue — 3.1%
1,580	New Jersey EDA, (FSA), Variable Rate, 5/1/17 (1)(2)	2,118,559
		$2,118,559

Insured-Special Tax Revenue — 9.1%
8,500	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,681,750
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	2,129,160
1,250	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	1,360,200
		$6,171,110

Insured-Transportation — 25.9%
4,000	Delaware River and Bay Authority, (AMBAC), 5.75%, 1/1/29 (3)	4,405,440
1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	1,064,690
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,584,165

1,500	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 1/1/30 (1)(2)	1,825,335
1,000	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,033,470
50	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	50,780
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 1/1/37 (1)(2)	1,308,463
4,000	Port Authority of New York and New Jersey, (JFK International Terminal), (MBIA), (AMT), 5.75%, 12/1/25	4,320,600
		$17,592,943

Insured-Water and Sewer — 7.8%
2,800	Bayonne Municipal Utilities Authority, Water and Sewer Revenue, (XLCA), 4.75%, 4/1/33	2,784,712
1,500	Bordentown Sewer Authority, (FGIC), 5.375%, 12/1/20	1,651,800
1,330	Passaic Valley Sewer Commissioners, (FGIC), 2.50%, 12/1/32	868,131
		$5,304,643

Nursing Home — 3.0%
1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	1,049,090
980	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36	1,015,858
		$2,064,948

Other Revenue — 3.0%
1,000	New Jersey EDA, (Glimcher Properties REIT), (AMT), 6.00%, 11/1/28	949,850
1,250	Tobacco Settlement Financing Corp., Variable Rate, 6/1/39 (2)(4)	1,080,425
		$2,030,275

Senior Living / Life Care — 2.4%
1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,648,286
		$1,648,286

Transportation — 15.7%
1,500	New Jersey Transportation Trust Fund Authority, Variable Rate, 6/15/17 (2)(4)	1,687,455
5,660	Port Authority of New York and New Jersey, 5.25%, 7/15/34	5,745,126

1,600	Port Authority of New York and New Jersey, Variable Rate, 3/1/28 (1)	2,032,080
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,193,095
		$10,657,756

Total Tax-Exempt Investments — 154.9%
(identified cost $98,228,888)		$105,326,991

Other Assets, Less Liabilities — 1.0%		$696,014
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(38,000,411)
Net Assets Applicable to Common Shares— 100.0%		$68,022,594

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 37.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 15.9% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004, the aggregate value of the securities is $9,713,501 or 14.3% of the Trust’s net assets.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	220 U.S. Treasury Bond	Short	$(24,271,254)	$(24,488,750)	$(217,496)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$98,212,935
Gross unrealized appreciation	$7,344,334
Gross unrealized depreciation	(230,278)
Net unrealized appreciation	$7,114,056

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004